Contract Liability (Tables)	6 Months Ended
Dec. 31, 2024
Contract Liability [Abstract]
Schedule of Contract Liability
	December 31, 2024	June 30, 2024
	RM	RM
Balance as of July 1, 2023	-	-
Deposit from customer	14,000,000	-
Balance as of December 31, 2024 / June 30, 2024	14,000,000	-

Within 12 months	14,000,000	-
Beyond 12 months	-	-
	14,000,000	-